Net income per ordinary share (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Weighted average number of ordinary shares for the purposes of basic and diluted net income per share	2,301,993	2,061,909	2,061,909